TAXES ON INCOME - Reconciliation of the theoretical tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES ON INCOME
Income (loss) before taxes, as reported in the consolidated statements of operations	$ 39,647	$ 36,647	$ (11,315)
Israeli statutory corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory corporate tax rate	$ 9,118	$ 8,429	$ (2,602)
PTE	(3,555)	(3,424)	0
Changes in tax reserve for uncertain tax positions	175	0	0
Adjustments for previous years' taxes	88	0	0
Income tax at rate other than the Israeli statutory corporate tax rate	603	411	78
Non-deductible expenses, including share-based compensation expenses	(137)	405	693
Losses for which valuation allowance was provided (utilized)	731	(2,500)	(12,076)
Changes in exchange rates of subsidiaries	(629)	(1,324)	(1,455)
Impact of tax rate change	0	6,931	0
Other	(498)	471	70
Income Tax Expense (Benefit)	$ 5,896	$ 9,399	$ (15,292)